Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract Costs Recognized as Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Incremental cost of contract establishment [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 1,744,096	₩ 1,726,401	₩ 1,726,191
Cost of Contract performance [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 73,582	₩ 74,843	₩ 78,757